Trade and other receivables	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables:

	December 31, 2024	December 31, 2023
Trade accounts receivable, gross	$29,475	$39,157
Allowance for doubtful accounts	(5,292)	(1,667)
Trade accounts receivable, net	24,183	37,490
Other receivables	4,654	7,806
Contract assets	3,146	13,269
	$31,983	$58,565
Contract assets
Contract assets primarily relate to the Corporation's rights to consideration for work completed but not billed as at December 31, 2024 for engineering services and technology transfer services.

Contract assets	December 31, 2024
At January 1, 2024	$13,269
Additions to contract assets	1,375
Invoiced during the year	(2,320)
Impaired during the year	(9,178)
At December 31, 2024	$3,146

Information about the Corporation's exposure to credit and market risks, and impairment losses for trade receivables and contract assets is included in note 31.